Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, lease liabilities			$ 2,658
Additions			104
Interest Expense (Note 4)	$ 40	$ 41	119	$ 121
Lease Payments			(338)
Exchange Rate Movements and Other			97
Ending Balance, lease liabilities	2,640		2,640
Less: Current Portion	291		291		$ 299
Long-Term Portion	$ 2,349		$ 2,349		$ 2,359